Borrowings (Tables)	3 Months Ended
Mar. 31, 2022
Borrowings
Schedule of borrowings

	March 31,	December 31,
	2022	2021
	€ 1,000	€ 1,000
Innovation credit	3,907	3,907
Accrued interest on innovation credit	742	645
Convertible notes	39,460	38,925
Accrued interest on convertible notes	653	613

Total borrowings	44,762	44,090
Current portion	(6,394)	(4,771)
	38,368	39,319